Supplement to Combined Prospectus
                                       of
                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust
                                dated May 1 2009
                         (as supplemented June 15, 2009)

Effective as of the date of this supplement, page 17 of the above Prospectus is revised as follows:

Administrator

Effective December 1, 2009 Wright Investors Service, Inc. ("Wright") serves as the funds' administrator and is responsible for managing their daily business affairs. The services include recordkeeping, preparing and filing documents required to comply with federal and state securities law, supervising the activities of the funds' custodian, providing assistance in connection with the trustees and shareholders' meetings and other necessary administrative services. Pursuant to a Sub-Administration Agreement dated December 1, 2009, the administrator appointed Atlantic Fund Administration, LLC sub-administrator of the funds to perform such of the acts and services of the administrator as may be agreed upon between the administrator and sub-administrator.

December 1, 2009

           Supplement to Combined Statement of Additional Information
                                       of
                         The Wright Managed Equity Trust
                         The Wright Managed Income Trust
                                dated May 1 2009
                         (as supplemented June 15, 2009)

Effective as of December 1, 2009, the above Statement of Additional Information is revised as follows:

Page 1 - The address of the Trusts is revised to read:

              440 Wheelers Farms Road
              Milford, CT  06461

Page 10   -   Fund Management

              The business address of each Trustee and principal officer is 440 Wheelers Farms Road, Milford, CT 06461.

Page 11   -   Principal officers who are not Trustees
              The offices of Treasurer and Secretary are revised to read -


Gale L. Bertrand               Treasurer                      Vice President, Atlantic Fund Administration, LLC
Age 45                         Since December 1, 2009         2008 to present; 2004 to 2008 Citigroup Fund
                                                              Services,  LLC;  Officer of five funds managed
                                                              by Wright


Christopher A. Madden          Secretary                      Counsel at Atlantic Fund Administration, LLC
Age  42                        Since December 1, 2009         2009 to  present;  2005  to  2009  Citigroup
                                                              Services, LLC; 1997 to 2005 State Street Bank
                                                              and Trust Company; Officer of five funds  managed
                                                              by Wright


Page 15 - The following language is added as the second paragraph.

            Effective December 1, 2009 the Trusts have engaged Wright to serve as the funds' administrator pursuant to a separate Administration Agreement.
Pursuant to  a  Sub-Administration   Agreement  dated  December  1,  2009,  the
administrator engaged Atlantic Fund Administration, LLC of Portland, ME as sub-administrator of the funds to perform such of the acts and services of the
administrator  as  may  be  agreed   upon   between   the   administrator   and
sub-administrator. The administration fees to be paid to Wright are at the same rates previously paid under the Administration Agreement with Eaton Vance. The name Eaton Vance is deleted from the two following paragraphs.

December 1, 2009